Per Share Data - Computation of Basic and Diluted (Net loss) Earnings Per Share Data (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Numerator:
Net (loss) income attributable to WW International, Inc.	$ (251,403)	$ 66,892	$ 75,079
Denominator:
Weighted average shares of common stock outstanding	70,321	69,640	67,849
Effect of dilutive common stock equivalents		1,104	2,171
Weighted average diluted common shares outstanding	70,321	70,744	70,020
(Net loss) earnings per share attributable to WW International, Inc.
Basic	$ (3.58)	$ 0.96	$ 1.11
Diluted	$ (3.58)	$ 0.95	$ 1.07